Investment Properties - Summary of Fair Value Measurement Hierarchy of Investment Properties (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about investment property [Line Items]
Buildings	¥ 118	¥ 166
Not measured at fair value but for which fair values are disclosed [member]
Disclosure of detailed information about investment property [Line Items]
Buildings	324	445
Not measured at fair value but for which fair values are disclosed [member] | Quoted prices in active markets (Level 1)
Disclosure of detailed information about investment property [Line Items]
Buildings	0
Not measured at fair value but for which fair values are disclosed [member] | Significant observable inputs (Level 2) [member]
Disclosure of detailed information about investment property [Line Items]
Buildings	80	119
Not measured at fair value but for which fair values are disclosed [member] | Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about investment property [Line Items]
Buildings	¥ 244	¥ 326